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                               [ROPES LETTERHEAD]


                                 April 14, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C. 20549-1004

Re: Schwab Capital Trust (File No. 33-62470 and 811-7704)

Ladies/Gentlemen:

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 18 filed on April 14, 1997 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 18 was filed electronically.

Sincerely,

SCHWAB CAPITAL TRUST
Registrant

By:   /s/ Alan G. Priest
      --------------------------
      Alan G. Priest, Attorney-in-Fact pursuant
      to Powers of Attorney filed previously


cc:   Tina Perrino, Esq.
      Sandra Herrera
      Martin E. Lybecker, Esq.